Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Components of Accumulated Other Comprehensive Loss, net of tax
Components of Accumulated Other Comprehensive Loss, net of tax, within the Condensed Consolidated Balance Sheets, are as follows:

	September 30, 2017	December 31, 2016
Foreign currency translation adjustments	$(19,371)	$(44,444)
Pension and retiree medical benefits	(5,010)	(5,391)
Cash flow hedge	(4,045)	(88)
Total Accumulated Other Comprehensive Loss	$(28,426)	$(49,923)

Components of Accumulated Other Comprehensive Loss, net of tax, within the Consolidated Balance Sheets and Statements of Shareholders' Equity as of December 31 are as follows:

	2016	2015	2014
Foreign currency translation adjustments	$(44,444)	$(44,585)	$(32,090)
Pension and retiree medical benefits	(5,391)	(3,647)	(6,503)
Cash flow hedge	(88)	103	—
Total Accumulated Other Comprehensive Loss	$(49,923)	$(48,129)	$(38,593)

Changes in components of Accumulated Other Comprehensive Loss, net of tax
The changes in components of Accumulated Other Comprehensive Loss, net of tax, are as follows:

	Foreign Currency Translation Adjustments	Pension and Post Retirement Benefits	Cash Flow Hedge	Total
December 31, 2016	$(44,444)	$(5,391)	$(88)	$(49,923)
Other comprehensive income (loss) before reclassifications	25,073	361	(14,203)	11,231
Amounts reclassified from Accumulated Other Comprehensive Loss	—	20	10,246	10,266
Net current period other comprehensive income (loss)	$25,073	$381	$(3,957)	$21,497
September 30, 2017	$(19,371)	$(5,010)	$(4,045)	$(28,426)

The changes in components of Accumulated Other Comprehensive Loss, net of tax, are as follows:

	Foreign Currency Translation Adjustments	Pension and Postretirement Benefits	Cash Flow Hedge	Total
December 31, 2015	$(44,585)	$(3,647)	$103	$(48,129)
Other comprehensive income (loss) before reclassifications	141	(1,815)	(332)	(2,006)
Amounts reclassified from Accumulated Other Comprehensive Loss	—	71	141	212
Net current period other comprehensive income (loss)	141	(1,744)	(191)	(1,794)
December 31, 2016	$(44,444)	$(5,391)	$(88)	$(49,923)